Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 7—Income Taxes

Pacific Drilling S.A., a holding company and Luxembourg resident, is subject to Luxembourg corporate income tax and municipal business tax at a combined rate of 28.8 percent. Qualifying dividend income and capital gains on the sale of qualifying investments in subsidiaries are exempt from Luxembourg corporate income tax and municipal business tax. Consequently, Pacific Drilling S.A. expects dividends from its subsidiaries and capital gains from sales of investments in its subsidiaries to be exempt from Luxembourg corporate income tax and municipal business tax.

Pacific Drilling S.A. was formed to act as an indirect holding company for our Predecessor, a company organized under the laws of Liberia, and its subsidiaries in connection with the Restructuring. Our Predecessor is a non-resident domestic Liberian corporation. As such, our Predecessor is exempt from tax on income derived outside of Liberia.

Income taxes have been provided based on the laws and rates in effect in the countries in which our operations are conducted or in which our subsidiaries are considered residents for income tax purposes. Our income tax expense or benefit arises from our mix of pretax earnings or losses, respectively, in the international tax jurisdictions in which we operate. Because the countries in which we operate have different statutory tax rates and tax regimes with respect to one another, there is no expected relationship between the provision for income taxes and our income or loss before income taxes.

Income / (loss) before income taxes consisted of the following:

	Years ended December 31,
	2011	2010	2009
	(In thousands)
Liberia	$15,345	$37,878	$(1,879)
Luxembourg	(1,281)	—	—
United States	(2,753)	498	(584)
Other Jurisdictions	(11,014)	(1,126)	211

Total	$297	$37,250	$(2,252)

The components of income tax (provision) / benefit consisted of the following:

	Years ended December 31,
	2011	2010	2009
	(In thousands)
Current income tax expense:
Liberia	$—	$—	$—
Luxembourg	—	—	—
United States	(164)	(301)	(25)
Other Foreign	(6,205)	(21)	(6)

Total current	$(6,369)	$(322)	$(31)
Deferred tax benefit:
Liberia	$—	$—	$—
Luxembourg	—	—	—
United States	782	344	—
Other Foreign	2,387	27	—

Total deferred	$3,169	$371	$—
Income tax (expense) benefit	$(3,200)	$49	$(31)

A reconciliation between the Luxembourg statutory rate of 28.8 percent and Liberian statutory rate of zero percent and our effective tax rate is as follows:

	Years ended December 31,
	2011	2010	2009
Statutory rate	28.8%	0.0%	0.0%
Effect of tax rates different than the Luxembourg and Liberian statutory tax rates	108.5%	-0.1%	-1.4%
Change in valuation allowance	934.1%	0.0%	0.0%
Adjustments related to prior years	6.0%	0.0%	0.0%
Other	0.0%	0.0%	0.0%

Effective tax rate	1077.4%	-0.1%	-1.4%

The components of deferred tax assets and liabilities consist of the following:

	December 31,
	2011	2010
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$2,547	$—
Accrued payroll expenses	2,175	934
Deferred revenue	2,410	—
Other	18	21

Deferred tax assets	7,150	955
Less: valuation allowance	(2,547)	—

Total deferred tax assets	$4,603	$955
Deferred tax liabilities:
Depreciation and amortization	$(1,063)	$(584)
Other	—	—

Total deferred tax liabilities	$(1,063)	$(584)

Net deferred tax assets	$3,540	$371

As of December 31, 2011, the Company had gross deferred tax assets of $2.5 million related to loss carry forwards in Nigeria and Brazil. The loss carry forwards have no expiration.

A valuation allowance for deferred tax assets is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2011 and 2010, the valuation allowance for deferred tax assets was $2.5 million and $0, respectively. The increase in our valuation allowance primarily resulted from losses incurred in Nigeria and Brazil during the current year for which we believe it is more likely than not that a tax benefit will not be realized.

We recognize tax benefits from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by taxing authorities based on the technical merits of the position. As of December 31, 2011 we have not accrued any liabilities with respect to uncertain tax positions. We will recognize interest and penalties related to uncertain tax positions in income tax expense.

Pacific Drilling is subject to taxation in various foreign and state jurisdictions in which it conducts business. As of December 31, 2011, Pacific Drilling is not under audit in any of the jurisdictions in which we operate. Pacific Drilling is open to tax audits for the 2008 to 2011 tax years in the United States and the 2009 to 2011 tax years in Singapore. There are no known pending tax audits.